Simplify Aggregate Bond ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 90.3%
Fixed Income Funds – 90.3%
iShares Core U.S. Aggregate Bond ETF(a)(b) ................................... 1,409,731 $ 142,763,459
JPMorgan Ultra-Short Income ETF ............................................ 493,580 25,044,249
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund .................... 251,800 25,353,742
Schwab US TIPS ETF ...................................................... 710,451 38,101,487
Total Exchange-Traded Funds (Cost $224,341,416) .................................. 231,262,937
Principal
U.S. Government Agency Mortgage Backed Securities – 38.4%
Federal National Mortgage Association, 4.50%, 10/15/2054 (TBA)(c)
(Cost $98,810,547) ...................................................... $ 100,000,000 98,286,580
U.S. Treasury Bills – 8.3%
U.S. Treasury Bill, 4.94%, 10/15/2024 (d) ...................................... $ 3,400,000 3,393,768
U.S. Treasury Bill, 5.23%, 10/29/2024 (d) ...................................... 18,000,000 17,933,745
Total U.S. Treasury Bills (Cost $21,326,656) ........................................ 21,327,513
Total Investments – 137.0%
(Cost $344,478,619) ........................................................... $ 350,877,030
Liabilities in Excess of Other Assets – (37.0)% ........................................ (94,691,653)
Net Assets – 100.0% ............................................................ $ 256,185,377
Number of
Contracts Notional Amount
Written Options – (0.3)%
Calls – Exchange-Traded – (0.1)%
U.S. Treasury Bond Future, October Strike Price $134, Expires 10/25/24 ... (1,831) $ (245,354,000) $ (57,218)
U.S. Treasury Bond Future, November Strike Price $127, Expires 11/22/24 .. (263) (33,401,000) (316,422)
(373,640)
Puts – Exchange-Traded – (0.2)%
U.S. Treasury Bond Future, October Strike Price $120, Expires 10/25/24 ... (2,831) (339,720,000) (442,344)
Total Written Options (Premiums Received $1,334,826) ................................. $ (815,984)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $167,096 have been pledged as collateral for options as of September 30, 2024.
(c) Security, or a portion there of, in the amount of $1,494,480 has been pledged as collateral for TBAs as of September 30, 2024.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
Portfolio Abbreviations:
TBA : To Be Announced

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Long Bond .................................. 263 $ 32,661,313 12/19/24 $ (52,474)
At September 30, 2024, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
3.12%
4.96%
(SOFR  +
0.00%) Annual/Annual MSCS 12/15/2057 28,900,000 $ 686,654 $ 0 $ 686,654
3.43%
4.96%
(SOFR  +
0.00%) Annual/Annual MSCS 08/05/2055 20,000,000 (562,958) 0 (562,958)
3.29%
4.96%
(SOFR  +
0.00%) Annual/Annual MSCS 12/15/2037 64,900,000 (697,043) 0 (697,043)
$(573,347) $(573,347)
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories % of Net Assets
Exchange-Traded Funds ........................................................................ 90.3%
U.S. Government Agency Mortgage Backed Securities ................................................ 38.4%
U.S. Treasury Bills ............................................................................. 8.3%
Total Investments ............................................................................. 137.0%
Liabilities in Excess of Other Assets ............................................................... (37.0)%
Net Assets .................................................................................. 100.0%